ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	$ 1,678,806	$ 1,981,545
Less: allowances for doubtful accounts	(135,646)	(5,829)
Accounts receivable, net	$ 1,543,160	$ 1,975,716